Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
R10R25 Shares | EMERGING MARKETS VALUE PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2002	rr_AnnualReturn2002	(1.70%)	[1]
Annual Return 2003	rr_AnnualReturn2003	76.21%	[1]
Annual Return 2004	rr_AnnualReturn2004	39.53%	[1]
Annual Return 2005	rr_AnnualReturn2005	30.81%	[1]
Annual Return 2006	rr_AnnualReturn2006	37.93%	[1]
Annual Return 2007	rr_AnnualReturn2007	45.64%	[1]
Annual Return 2008	rr_AnnualReturn2008	(53.94%)	[1]
Annual Return 2009	rr_AnnualReturn2009	92.28%	[1]
Annual Return 2010	rr_AnnualReturn2010	22.06%	[1]
Annual Return 2011	rr_AnnualReturn2011	(25.61%)	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.51%)
One Year	rr_AverageAnnualReturnYear01	(25.61%)	[2]
Five Years	rr_AverageAnnualReturnYear05	3.21%	[2]
Ten Years	rr_AverageAnnualReturnYear10	17.65%	[2]
R10R25 Shares | EMERGING MARKETS VALUE PORTFOLIO | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[3]
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
R10R25 Shares | EMERGING MARKETS VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Emerging Markets Value Portfolio (the "Emerging Markets Value Portfolio" or the "Portfolio") is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the "Emerging Markets Value Fund" or "Master Fund"), which has the same investment objective and policies as the Portfolio.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Emerging Markets Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio's performance. During the most recent fiscal year, the Emerging Markets Value Fund's portfolio turnover rate was 5% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio's portion of the expenses of the Emerging Markets Value Fund.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"). Securities are considered value stocks primarily because they have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Market Value Fund may purchase emerging market equity securities across all market capitalizations.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Value Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Value Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
January 2002-December 2011
Highest Quarter	Lowest Quarter
44.78 (4/09-6/09)	-28.51 (10/08-12/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2011 Annualized Returns (%)
R10R25 Shares | EMERGING MARKETS VALUE PORTFOLIO | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	13.86%

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.
[2]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.
[3]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Value Fund and an administration fee payable by the Emerging Markets Value Portfolio. The amounts set forth above reflect the direct expenses of the Emerging Markets Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Value Fund.
[4]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the current fiscal year.